Derivative Instruments (Schedule Of Derivative Assets And Liabilities Statement) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative asset, fair value, gross asset	$ 5	$ 4
Derivative liability, fair value, gross liability	31	50
Derivatives Designated as Cash Flow Hedges
Derivative asset, fair value, gross asset	0	4
Derivative liability, fair value, gross liability	5	10
Derivatives Not Designated as Cash Flow Hedges
Derivative asset, fair value, gross asset	5	0
Derivative liability, fair value, gross liability	26	40
Current | Derivatives Designated as Cash Flow Hedges | Commodity Derivatives
Derivative asset, fair value, gross asset	0	4
Derivative liability, fair value, gross liability	5	10
Current | Derivatives Not Designated as Cash Flow Hedges | Commodity Derivatives
Derivative asset, fair value, gross asset	4	0
Derivative liability, fair value, gross liability	1	0
Current | Derivatives Not Designated as Cash Flow Hedges | Interest Rate
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	0	1
Long Term | Derivatives Not Designated as Cash Flow Hedges | Commodity Derivatives
Derivative asset, fair value, gross asset	1	0
Derivative liability, fair value, gross liability	0	0
Long Term | Derivatives Not Designated as Cash Flow Hedges | Embedded Derivatives
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	$ 25	$ 39